Property And Equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Property And Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2011 and 2010:

	2011	2010
Office furniture and equipment	$10,799	$2,764
Leasehold improvements	1,889	839
Computer equipment	195,089	137,480
	207,777	141,083

Less accumulated depreciation	(155,349)	(120,925)

Property and equipment, net	$52,428	$20,158

Depreciation expense for the years ended March 31, 2011 and 2010 was $34,424 and $29,091, respectively.